Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
Premier VIT (the “Trust”)
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated March 1, 2010
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Mid Cap Portfolio
At a meeting of the Board of Trustees of the Trust (the “Board”) held on January 25, 2010, the Board approved a plan of liquidation and dissolution (the “Plan”) relating to the OpCap Mid Cap Portfolio (the “Portfolio”) as part of a previously announced program to liquidate the Trust and each of its series.
The Plan requires shareholder approval, and the Board has called a shareholder meeting scheduled for April 15, 2010. Owners of variable annuity and variable life insurance contracts (“Contract Owners”) with amounts allocated to the Portfolio as of the record date of the meeting (February 16, 2010) will receive a proxy statement soliciting voting instructions as to the liquidation proposal.
Subject to shareholder approval, the Plan will become effective on or about April 30, 2010 (the “Termination Date”). Upon the Termination Date, the Portfolio will cease operations except for the purposes of winding up its affairs and taking other actions related to liquidation and dissolution. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
Contract Owners should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
This supplement to the Prospectus supersedes prior supplements only with respect to the OpCap Mid Cap Portfolio and its liquidation.

Premier VIT (the “Trust”)
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
Supplement Dated March 1, 2010
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Mid Cap Portfolio
At a meeting of the Board of Trustees of the Trust (the “Board”) held on January 25, 2010, the Board approved a plan of liquidation and dissolution (the “Plan”) relating to the OpCap Mid Cap Portfolio (the “Portfolio”) as part of a previously announced program to liquidate the Trust and each of its series.
The Plan requires shareholder approval, and the Board has called a shareholder meeting scheduled for April 15, 2010. Owners of variable annuity and variable life insurance contracts (“Contract Owners”) with amounts allocated to the Portfolio as of the record date of the meeting (February 16, 2010) will receive a proxy statement soliciting voting instructions as to the liquidation proposal.
Subject to shareholder approval, the Plan will become effective on or about April 30, 2010 (the “Termination Date”). Upon the Termination Date, the Portfolio will cease operations except for the purposes of winding up its affairs and taking other actions related to liquidation and dissolution. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
Contract Owners should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
This supplement to the Prospectus supersedes prior supplements only with respect to the OpCap Mid Cap Portfolio and its liquidation.

Premier VIT (the “Trust”)
OpCap Mid Cap Portfolio
Supplement Dated March 1, 2010
to the Class I Prospectus Dated May 1, 2009
At a meeting of the Board of Trustees of the Trust (the “Board”) held on January 25, 2010, the Board approved a plan of liquidation and dissolution (the “Plan”) relating to the OpCap Mid Cap Portfolio (the “Portfolio”) as part of a previously announced program to liquidate the Trust and each of its series.
The Plan requires shareholder approval, and the Board has called a shareholder meeting scheduled for April 15, 2010. Owners of variable annuity and variable life insurance contracts (“Contract Owners”) with amounts allocated to the Portfolio as of the record date of the meeting (February 16, 2010) will receive a proxy statement soliciting voting instructions as to the liquidation proposal.
Subject to shareholder approval, the Plan will become effective on or about April 30, 2010 (the “Termination Date”). Upon the Termination Date, the Portfolio will cease operations except for the purposes of winding up its affairs and taking other actions related to liquidation and dissolution. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
Contract Owners should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
This supplement to the Prospectus supersedes prior supplements only with respect to the OpCap Mid Cap Portfolio and its liquidation.